Transactions with Affiliates	12 Months Ended
Dec. 31, 2015
Related Party Fees and Other Arrangements, Limited Liability Company (LLC) or Limited Partnership (LP) [Abstract]
Transactions with Affiliates
5.  TRANSACTIONS WITH AFFILIATES

Affiliate transactions. Revenues from affiliates include amounts earned by the Partnership from services provided to Anadarko as well as from the sale of residue, drip condensate and NGLs to Anadarko. In addition, the Partnership purchases natural gas from an affiliate of Anadarko pursuant to gas purchase agreements. Operation and maintenance expense includes amounts accrued for or paid to affiliates for the operation of the Partnership assets, whether in providing services to affiliates or to third parties, including field labor, measurement and analysis, and other disbursements. A portion of the Partnership’s general and administrative expenses is paid by Anadarko, which results in affiliate transactions pursuant to the reimbursement provisions of the Partnership’s omnibus agreement. Affiliate expenses do not bear a direct relationship to affiliate revenues, and third-party expenses do not bear a direct relationship to third-party revenues. See Note 2 for further information related to contributions of assets to the Partnership by Anadarko.

Cash management. Anadarko operates a cash management system whereby excess cash from most of its subsidiaries’ separate bank accounts is generally swept to centralized accounts. Prior to the Partnership’s acquisition of the Partnership assets, third-party sales and purchases related to such assets were received or paid in cash by Anadarko within its centralized cash management system. The outstanding affiliate balances were entirely settled through an adjustment to net investment by Anadarko in connection with the acquisition of the Partnership assets. Subsequent to the acquisition of Partnership assets from Anadarko, transactions related to such assets are cash-settled directly with third parties and with Anadarko affiliates. Chipeta cash settles its transactions directly with third parties and Anadarko, as well as with the other subsidiaries of the Partnership.

Note receivable - Anadarko and Deferred purchase price obligation - Anadarko. Concurrently with the closing of the Partnership’s May 2008 IPO, the Partnership loaned $260.0 million to Anadarko in exchange for a 30-year note bearing interest at a fixed annual rate of 6.50%, payable quarterly. The fair value of the note receivable from Anadarko was $252.3 million and $317.8 million at December 31, 2015 and 2014, respectively. The fair value of the note reflects consideration of credit risk and any premium or discount for the differential between the stated interest rate and quarter-end market interest rate, based on quoted market prices of similar debt instruments. Accordingly, the fair value of the note receivable from Anadarko is measured using Level 2 inputs.
The consideration to be paid by the Partnership to Anadarko for the March 2015 acquisition of DBJV consists of a cash payment due on March 31, 2020. See Note 2 and Note 12.

Commodity price swap agreements. The Partnership has commodity price swap agreements with Anadarko to mitigate exposure to a majority of the commodity price volatility that would otherwise be present as a result of the purchase and sale of natural gas, condensate or NGLs. Notional volumes for each of the commodity price swap agreements are not specifically defined. Instead, the commodity price swap agreements apply to the actual volume of natural gas, condensate and NGLs purchased and sold. On December 31, 2014, the Partnership’s commodity price swap agreements for the Hilight and Newcastle systems and the Granger complex (excluding the Granger straddle plant) expired without renewal. The outstanding commodity price swap agreements for the Hugoton system, MGR assets and DJ Basin complex expire in December 2016. The commodity price swap agreements do not satisfy the definition of a derivative financial instrument and, therefore, are not required to be measured at fair value.
Below is a summary of the fixed price ranges on all of the Partnership’s outstanding commodity price swap agreements as of December 31, 2015:

per barrel except natural gas	2016
Ethane	$18.41	−	23.11
Propane	47.08	−	52.90
Isobutane	62.09	−	73.89
Normal butane	54.62	−	64.93
Natural gasoline	72.88	−	81.68
Condensate	76.47	−	81.68
Natural gas (per MMBtu)	4.87	−	5.96

5.  TRANSACTIONS WITH AFFILIATES (CONTINUED)

The following table summarizes gains and losses upon settlement of commodity price swap agreements recognized in the consolidated statements of income:

	Year Ended December 31,
thousands	2015	2014	2013
Gains (losses) on commodity price swap agreements related to sales: (1)
Natural gas sales	$45,978	$9,494	$21,382
Natural gas liquids sales	145,258	113,866	102,076
Total	191,236	123,360	123,458
Losses on commodity price swap agreements related to purchases (2)	(124,944)	(68,492)	(85,294)
Net gains (losses) on commodity price swap agreements	$66,292	$54,868	$38,164

(1)	Reported in affiliate natural gas, natural gas liquids and drip condensate sales in the consolidated statements of income in the period in which the related sale is recorded.

(2)	Reported in cost of product in the consolidated statements of income in the period in which the related purchase is recorded.

DJ Basin complex and Hugoton system swap extensions. On June 25, 2015, the Partnership extended its commodity price swap agreements with Anadarko for the DJ Basin complex from July 1, 2015, through December 31, 2015, and for the Hugoton system from October 1, 2015, through December 31, 2015. The table below summarizes the swap prices for the extension period compared to the forward market prices as of the agreement date, June 25, 2015.

	DJ Basin Complex		Hugoton System
per barrel except natural gas	2015 Swap Prices	Market Prices (1)	2015 Swap Prices	Market Prices (1)
Ethane	$18.41	$1.96	—	—
Propane	47.08	13.10	—	—
Isobutane	62.09	19.75	—	—
Normal butane	54.62	18.99	—	—
Natural gasoline	72.88	52.59	—	—
Condensate	76.47	52.59	$78.61	$32.56
Natural gas (per MMBtu)	5.96	2.75	5.50	2.74

(1)
Represents the New York Mercantile Exchange (“NYMEX”) forward strip price as of June 25, 2015, adjusted for product specification, location, basis and, in the case of NGLs, transportation and fractionation costs.

On December 8, 2015, the commodity price swap agreements with Anadarko for the DJ Basin complex and Hugoton system were further extended from January 1, 2016, through December 31, 2016. The table below summarizes the swap prices for the extension period compared to the forward market prices as of the agreement date, December 8, 2015.

	DJ Basin Complex		Hugoton System
per barrel except natural gas	2016 Swap Prices	Market Prices (1)	2016 Swap Prices	Market Prices (1)
Ethane	$18.41	$0.60	—	—
Propane	47.08	10.98	—	—
Isobutane	62.09	17.23	—	—
Normal butane	54.62	16.86	—	—
Natural gasoline	72.88	26.15	—	—
Condensate	76.47	34.65	$78.61	$18.81
Natural gas (per MMBtu)	5.96	2.11	5.50	2.12

(1)	Represents the NYMEX forward strip price as of December 8, 2015, adjusted for product specification, location, basis and, in the case of NGLs, transportation and fractionation costs.
5.  TRANSACTIONS WITH AFFILIATES (CONTINUED)

Revenues or costs attributable to volumes settled during the respective extension period, at the applicable market price in the above tables, will be recognized in the consolidated statements of income. The Partnership will also record a capital contribution from Anadarko in the Partnership’s consolidated statement of equity and partners’ capital for the amount by which the swap price exceeds the applicable market price in the above tables. For the year ended December 31, 2015, the capital contribution from Anadarko was $18.4 million.

Gas gathering and processing agreements. The Partnership has significant gas gathering and processing arrangements with affiliates of Anadarko on a majority of its systems. The Partnership’s gathering, treating and transportation throughput (excluding equity investment throughput) attributable to natural gas production owned or controlled by Anadarko was 53%, 56% and 60% for the years ended December 31, 2015, 2014 and 2013, respectively. The Partnership’s processing throughput (excluding equity investment throughput) attributable to natural gas production owned or controlled by Anadarko was 51%, 57% and 59% for the years ended December 31, 2015, 2014 and 2013, respectively. The Partnership’s gathering, treating and transportation throughput (excluding equity investment throughput) attributable to crude/NGL production owned or controlled by Anadarko was 100% for each of the years ended December 31, 2015, 2014 and 2013.

Purchase and sale agreements. The Partnership sells a significant amount of its natural gas, condensate and NGLs to Anadarko Energy Services Company (“AESC”), Anadarko’s marketing affiliate. In addition, the Partnership purchases natural gas, condensate and NGLs from AESC pursuant to purchase agreements. The Partnership’s purchase and sale agreements with AESC are generally one-year contracts, subject to annual renewal.

Omnibus agreement. Pursuant to the omnibus agreement, Anadarko performs centralized corporate functions for the Partnership, such as legal; accounting; treasury; cash management; investor relations; insurance administration and claims processing; risk management; health, safety and environmental; information technology; human resources; credit; payroll; internal audit; tax; marketing; and midstream administration. Anadarko, in accordance with the partnership and omnibus agreements, determines, in its reasonable discretion, amounts to be reimbursed by the Partnership in exchange for services provided under the omnibus agreement. See Summary of affiliate transactions below.
The following table summarizes the amounts the Partnership reimbursed to Anadarko:

	Year Ended December 31,
thousands	2015	2014	2013
General and administrative expenses	$22,896	$20,249	$16,882
Public company expenses	8,950	8,006	7,152
Total reimbursement	$31,846	$28,255	$24,034

Services and secondment agreement. Pursuant to the services and secondment agreement, specified employees of Anadarko are seconded to the general partner to provide operating, routine maintenance and other services with respect to the assets owned and operated by the Partnership under the direction, supervision and control of the general partner. Pursuant to the services and secondment agreement, the Partnership reimburses Anadarko for services provided by the seconded employees. The initial term of the services and secondment agreement extends through May 2018 and the term will automatically extend for additional twelve-month periods unless either party provides 180 days written notice of termination before the applicable twelve-month period expires. The consolidated financial statements include costs allocated by Anadarko for expenses incurred under the services and secondment agreement for periods including and subsequent to the Partnership’s acquisition of the Partnership assets.

Tax sharing agreement. Pursuant to a tax sharing agreement, the Partnership reimburses Anadarko for its estimated share of applicable state taxes. These taxes include income taxes attributable to the Partnership’s income which are directly borne by Anadarko through its filing of a combined or consolidated tax return with respect to periods beginning on and subsequent to the acquisition of the Partnership assets from Anadarko. Anadarko may use its own tax attributes to reduce or eliminate the tax liability of its combined or consolidated group, which may include the Partnership as a member. However, under this circumstance, the Partnership nevertheless is required to reimburse Anadarko for its allocable share of taxes that would have been owed had tax attributes not been available to Anadarko.
5.  TRANSACTIONS WITH AFFILIATES (CONTINUED)

Allocation of costs. For periods prior to the Partnership’s acquisition of the Partnership assets, the consolidated financial statements include costs allocated by Anadarko in the form of a management services fee, which approximated the general and administrative costs incurred by Anadarko attributable to the Partnership assets. This management services fee was allocated to the Partnership based on its proportionate share of Anadarko’s assets and revenues or other contractual arrangements. Management believes these allocation methodologies are reasonable.
The employees supporting the Partnership’s operations are employees of Anadarko. Anadarko allocates costs to the Partnership for its share of personnel costs, including costs associated with equity-based compensation plans, non-contributory defined pension and postretirement plans, defined contribution savings plan pursuant to the omnibus agreement and services and secondment agreement. In general, the Partnership’s reimbursement to Anadarko under the omnibus agreement or services and secondment agreements is either (i) on an actual basis for direct expenses Anadarko and the general partner incur on behalf of the Partnership, or (ii) based on an allocation of salaries and related employee benefits between the Partnership, the general partner and Anadarko based on estimates of time spent on each entity’s business and affairs. Most general and administrative expenses charged to the Partnership by Anadarko are attributed to the Partnership on an actual basis, and do not include any mark-up or subsidy component. With respect to allocated costs, management believes the allocation method employed by Anadarko is reasonable. Although it is not practicable to determine what the amount of these direct and allocated costs would be if the Partnership were to directly obtain these services, management believes that aggregate costs charged to the Partnership by Anadarko are reasonable.

WES LTIP. The general partner awards phantom units under the WES LTIP primarily to its independent directors, but also from time to time to its executive officers and Anadarko employees performing services for the Partnership. The phantom units awarded to the independent directors vest one year from the grant date, while all other awards are subject to graded vesting over a three-year service period. Compensation expense is recognized over the vesting period and was $0.5 million for the year ended December 31, 2015, and $0.6 million for each of the years ended December 31, 2014 and 2013. As of December 31, 2015, there was $0.1 million of unrecognized compensation expense attributable to the outstanding awards under the WES LTIP, all of which will be realized by the Partnership, and which is expected to be recognized over a weighted-average period of 0.4 years.
The following table summarizes WES LTIP award activity for the years ended December 31, 2015, 2014 and 2013:

	2015		2014		2013
	Weighted-Average Grant-Date Fair Value	Units	Weighted-Average Grant-Date Fair Value	Units	Weighted-Average Grant-Date Fair Value	Units
Phantom units outstanding at beginning of year	$60.74	9,522	$49.47	16,844	$41.77	25,619
Vested	60.69	(9,257)	49.55	(13,122)	41.28	(14,695)
Granted	69.10	5,212	68.14	5,800	62.49	5,920
Phantom units outstanding at end of year	68.78	5,477	60.74	9,522	49.47	16,844

WGP LTIP and Anadarko Incentive Plans. For the years ended December 31, 2015, 2014 and 2013, general and administrative expenses included $3.9 million, $3.5 million and $3.0 million, respectively, of equity-based compensation expense, allocated to the Partnership by Anadarko, for awards granted to the executive officers of the general partner and other employees under the WGP LTIP and the Anadarko Incentive Plans. Of these amounts, $3.6 million, $3.2 million and $2.9 million for the years ended December 31, 2015, 2014 and 2013, respectively, are reflected as contributions to partners’ capital in the Partnership’s consolidated statements of equity and partners’ capital. As of December 31, 2015, the Partnership estimated that $7.3 million of estimated unrecognized compensation expense attributable to the WGP LTIP and the Anadarko Incentive Plans will be allocated to the Partnership over a weighted-average period of 2.0 years.
5.  TRANSACTIONS WITH AFFILIATES (CONTINUED)

Equipment purchases and sales. The following table summarizes the Partnership’s purchases from and sales to Anadarko of pipe and equipment:

	Year Ended December 31,
	2015	2014	2013	2015	2014	2013
thousands	Purchases			Sales
Cash consideration	$10,903	$22,943	$11,211	$925	$402	$85
Net carrying value	6,318	12,210	5,309	972	375	38
Partners’ capital adjustment	$4,585	$10,733	$5,902	$(47)	$27	$47

Contributions in aid of construction costs from affiliates. In 2013, a subsidiary of Anadarko entered into an aid in construction agreement with the Partnership, whereby the Partnership constructed five receipt-point facilities at the Brasada complex that serve the Anadarko subsidiary. Such subsidiary reimbursed the Partnership for costs associated with construction of the receipt points. These reimbursements are presented within the investing section of the Partnership’s consolidated statements of cash flows as “Contributions in aid of construction costs from affiliates.”

Summary of affiliate transactions. The following table summarizes affiliate transactions, which include revenue from affiliates, reimbursement of operating expenses and purchases of natural gas:

	Year ended December 31,
thousands	2015	2014	2013
Revenues and other (1)	$1,220,639	$1,203,974	$957,912
Equity income, net (1)	71,251	57,836	22,948
Cost of product (1)	167,354	127,930	136,696
Operation and maintenance (2)	77,061	71,386	67,308
General and administrative (3)	33,903	31,308	28,369
Operating expenses	278,318	230,624	232,373
Interest income (4)	16,900	16,900	16,900
Interest expense (5)	14,398	—	—
Distributions to unitholders (6)	314,200	234,024	169,150
Above-market component of swap extensions with Anadarko	18,449	—	—

(1)
Represents amounts earned or incurred on and subsequent to the date of acquisition of the Partnership assets, as well as amounts earned or incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets, recognized under gathering, treating or processing agreements, and purchase and sale agreements.

(2)
Represents expenses incurred on and subsequent to the date of the acquisition of the Partnership assets, as well as expenses incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets.

(3)
Represents general and administrative expense incurred on and subsequent to the date of the Partnership’s acquisition of the Partnership assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of the Partnership assets by the Partnership. These amounts include equity-based compensation expense allocated to the Partnership by Anadarko (see WES LTIP and WGP LTIP and Anadarko Incentive Plans within this Note 5).

(4)	Represents interest income recognized on the note receivable from Anadarko.

(5)	For the year ended December 31, 2015, includes accretion expense recognized on the Deferred purchase price obligation - Anadarko for the acquisition of DBJV (see Note 2 and Note 12).

(6)	Represents distributions paid under the partnership agreement (see Note 3 and Note 4).

Concentration of credit risk. Anadarko was the only customer from whom revenues exceeded 10% of the Partnership’s consolidated revenues for all periods presented in the consolidated statements of income.